Income and Social Contribution Taxes - Deferred Taxes (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Assets - deferred income and social contribution taxes on:
Provision for losses with assets		R$ 46,863	R$ 47,436
Provision for tax, civil and labor risks		326,662	225,585
Provision for post-employment benefits		90,451	74,644
Provision for differences between cash and accrual basis		35,989	63,330
Goodwill		7,976	3,561
Business combination – tax basis vs. accounting basis of goodwill		0	17,575
Provision for asset retirement obligation		14,759	15,737
Operating provisions		299,609	132,657
Provision for profit sharing and bonus		91,883	69,588
Leases payable		518,138	518,081
Change in fair value of subscription warrants		3,566	9,224
Provision for deferred revenue		932	8,121
Other temporary differences		104,319	43,715
Tax losses and negative basis for social contribution carryforwards (10.d)		396,601	283,238
Total		1,937,748	1,512,492
Offsetting liability balance		(682,614)	(614,257)
Net balances of deferred tax assets		1,255,134	898,235
Liabilities - deferred income and social contribution taxes on:
Revaluation of property, plant and equipment		0	387
Leases payable		432,908	457,768
Provision for differences between cash and accrual basis	[1]	81,293	9,389
Goodwill		28,717	27,691
Business combination - fair value of assets		54,921	61,521
Other temporary differences		84,981	57,800
Total		682,820	614,556
Offsetting asset balance		(682,614)	(614,257)
Net balance of deferred tax liabilities		R$ 206	R$ 299

[1]	Refers mainly to the income and social contribution taxes on the exchange variation of the derivative instruments.